UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed InvestEd Growth Portfolio
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,150	$6,763
Waddell & Reed Advisors Cash Management, Inc., Class A	20,611	20,611
Waddell & Reed Advisors Core Investment Fund, Class Y	3,388	17,348
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	404	5,713
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,750	13,875
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,687	13,780
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	898	8,938
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	787	8,526
Waddell & Reed Advisors Value Fund, Class Y	1,327	13,522
Waddell & Reed Advisors Vanguard Fund, Inc., ClassY	1,144	9,436

TOTAL AFFILIATED MUTUAL FUNDS - 99.86%		$118,512
(Cost: $124,489)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $162,
0.050%, 10-1-08 (A)	$162	162

TOTAL SHORT-TERM SECURITIES - 0.14%		$162
(Cost: $162)

TOTAL INVESTMENT SECURITIES - 100.00%		$118,674
(Cost: $124,651)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$118,512	$---
Level 2 - Other Significant Observable Inputs	162	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$118,674	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Collateralized by $146 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $164.

The Investments of Waddell & Reed InvestEd Balanced Portfolio
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	3,114	$18,311
Waddell & Reed Advisors Cash Management, Inc., Class A	23,300	23,300
Waddell & Reed Advisors Core Investment Fund, Class Y	1,837	9,407
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	274	3,874
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,268	4,693
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	880	7,188
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	533	5,305
Waddell & Reed Advisors Value Fund, Class Y	693	7,066
Waddell & Reed Advisors Vanguard Fund, Inc., ClassY	581	4,791

TOTAL AFFILIATED MUTUAL FUNDS - 99.69%		$83,935
(Cost: $85,680)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $257,
0.050%, 10-1-08 (A)	$257	257

TOTAL SHORT-TERM SECURITIES - 0.31%		$257
(Cost: $257)

TOTAL INVESTMENT SECURITIES - 100.00%		$84,192
(Cost: $85,937)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$83,935	$---
Level 2 - Other Significant Observable Inputs	257	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$84,192	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Collateralized by $256 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $261.

The Investments of Waddell & Reed InvestEd Conservative Portfolio
September 30, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Inc., Class A	47,047	47,047

TOTAL AFFILIATED MUTUAL FUNDS - 98.89%		$47,047
(Cost: $47,047)

SHORT-TERM SECURITIES	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $528,
0.050%, 10-1-08 (A)	$528	528

TOTAL SHORT-TERM SECURITIES - 1.11%		$528
(Cost: $528)

TOTAL INVESTMENT SECURITIES - 100.00%		$47,575
(Cost: $47,575)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$47,047	$---
Level 2 - Other Significant Observable Inputs	528	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$47,575	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Collateralized by $526 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $535.

The Schedule of Investments of Waddell & Reed Advisors Cash Management, in which Conservative Portfolio is 98.89% invested, follows.

The Investments of Cash Management
September 30, 2008
(In Thousands)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper
3M Company,
5.827%, 12-12-08	$26,400	$26,554
AT&T Inc.:
2.220%, 10-20-08	11,000	10,987
2.140%, 10-21-08	9,800	9,789
2.250%, 10-21-08	7,885	7,875
Avon Capital Corp. (Avon Products, Inc.),
2.200%, 10-3-08	7,000	6,999
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	33,600	33,836
Campbell Soup Co.:
2.220%, 10-3-08	4,000	4,000
2.200%, 10-7-08	5,000	4,998
2.080%, 10-10-08	5,000	4,997
Caterpillar Inc.,
2.200%, 10-30-08	8,000	7,986
Coca-Cola Company (The):
2.200%, 10-30-08	16,000	15,972
2.300%, 11-14-08	12,000	11,966
Deere (John) Capital Corporation,
2.750%, 10-14-08	16,000	15,984
Deere (John) Credit Limited (Deere (John) Capital Corporation),
2.700%, 10-15-08	15,300	15,284
Hershey Company (The):
2.160%, 10-22-08	12,000	11,985
2.170%, 11-10-08	11,000	10,973
2.150%, 11-18-08	20,600	20,541
IBM International Group Capital LLC,
3.031%, 11-26-08 (A)	11,000	11,000
IBM International Group Capital LLC (International Business Machines Corporation),
2.280%, 10-2-08	9,900	9,899
Illinois Tool Works Inc.:
2.090%, 10-9-08	5,000	4,998
2.090%, 10-16-08	15,000	14,987
2.270%, 10-20-08	8,500	8,490
2.100%, 11-12-08	21,000	20,948
Johnson & Johnson,
2.030%, 11- 4-08	5,000	4,990
Kimberly-Clark Corporation,
4.420%, 12-19-08	17,100	17,095
McCormick & Co. Inc.,
2.630%, 11-25-08	21,700	21,613
McDonald's Corporation:
2.160%, 10-9-08	3,005	3,004
2.150%, 10-10-08	14,000	13,992
3.030%, 10-16-08	18,500	18,477
Merck & Co., Inc.:
2.200%, 10-6-08	20,000	19,994
2.150%, 10-16-08	25,000	24,977
Nestle Capital Corp.,
2.390%, 3-12-09	35,000	34,624
Procter & Gamble Company (The):
2.879%, 11-19-08 (A)	8,450	8,450
3.500%, 12-15-08	6,534	6,523
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.250%, 10-9-08	14,200	14,193
2.280%, 10-24-08	20,000	19,971
Proctor & Gamble International Funding,
2.120%, 12-5-08	15,000	14,943
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.200%, 10-7-08	3,600	3,599
Toyota Motor Credit Corporation:
4.800%, 10-6-08	8,500	8,500
2.470%, 11-10-08	18,500	18,449
Unilever Capital Corporation:
2.487%, 10-14-08 (A)	4,300	4,300
2.700%, 11-20-08	11,300	11,258
Verizon Communications Inc.:
4.800%, 10-14-08	16,000	15,972
2.640%, 10-21-08	22,200	22,167
2.630%, 11- 4-08	17,500	17,457
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	34,500	35,185

Total Commercial Paper - 49.93%		650,781

Commercial Paper (backed by irrevocable bank letter of credit)
River Fuel Company #2, Inc. (Bank of New York (The)),
2.660%, 10-31-08	10,000	9,978
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
2.660%, 10-31-08	5,000	4,989
2.670%, 10-31-08	4,500	4,490
River Fuel Trust #1 (Bank of New York (The)),
2.700%, 10-31-08	17,500	$17,460

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.83%		36,917

Notes
BP Capital Markets p.l.c.,
2.918%, 12-11-08 (A)	17,100	17,100
Deere (John) Capital Corporation:
3.750%, 1-13-09	5,450	5,464
4.875%, 3-16-09	1,875	1,891
4.625%, 4-15-09	8,500	8,578
General Electric Capital Corporation:
2.507%, 10-9-08 (A)	12,500	12,498
3.216%, 10-24-08 (A)	5,000	5,000
4.000%, 2-17-09	5,315	5,336
International Business Machines Corporation:
2.476%, 10-3-08 (A)	5,500	5,500
2.517%, 10-8-08 (A)	18,750	18,750
Target Corporation,
5.400%, 10-1-08	18,000	18,000

Total Notes - 7.53%		98,117

Notes (backed by irrevocable bank letter of credit)
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
6.250%, 10-1-08 (A)	15	15

Total Notes (backed by irrevocable bank letter of credit) - 0.00%		15

TOTAL CORPORATE OBLIGATIONS - 60.29%		$785,830
(Cost: $785,830)

MUNICIPAL OBLIGATIONS - TAXABLE
California - 3.45%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (BP p.l.c.),
2.650%, 10-9-08	$45,000	$45,000

Missouri - 0.10%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
3.500%, 10-2-08 (A)	1,250	1,250

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 3.55%		$46,250
(Cost: $46,250)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation,
2.450%, 11-17-08 (A)	16,360	16,361
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
3.069%, 10-15-08 (A)	30,000	30,000

Total United States Government Agency Obligations - 3.56%		46,361

United States Government Obligations
United States Treasury Bills:
1.880%, 10-2-08	25,000	24,999
0.350%, 10-23-08	35,000	34,992
0.990%, 10-30-08	40,000	39,968
0.100%, 11-6-08	8,000	7,999
1.880%, 11-28-08	32,000	31,903
1.600%, 1-8-09	20,500	20,410
1.550%, 1-8-09	20,500	20,413
1.920%, 2-5-09	8,500	8,442
1.900%, 2-26-09	21,000	20,836

Total United States Government Obligations - 16.11%		209,962

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 19.67%		$256,323
(Cost: $256,323)

REPURCHASE AGREEMENTS	Principal
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $134,355,
0.050%, 10-1-08 (B)	$134,355	$134,355
J.P. Morgan Securities, Inc., Repurchase Agreement dated 9-30-08 to be repurchased at $87,649,
0.050%, 10-1-08 (C)	87,649	87,649

Total Repurchase Agreements - 17.03%		$222,004
(Cost: $222,004)

TOTAL INVESTMENT SECURITIES - 100.54%		$1,310,407
(Cost: $1,310,407)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.54%)		(7,052)

NET ASSETS - 100.00%		$1,303,355

Notes to Schedule of Investments
(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
(B)Collateralized by $95,288 United States Treasury Bond, 8.75% due 8-15-20; market value and accrued interest aggregate $136,323.
(C)Collateralized by $90,000 United States Treasury Bill, 1.35% due 3-26-09; market value and accrued interest aggregate $89,399.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008